UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2006

1.810688.102

RGM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 15.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.5%
12/22/06 to 3/30/07	5.25 to 5.26% (b)	$ 304,200	$ 303,836
Federal Home Loan Bank - 6.1%
12/6/06 to 9/14/07	5.21 to 5.56 (b)	285,250	285,120
Freddie Mac - 2.6%
1/9/07 to 1/19/07	4.75 to 5.11	124,450	123,692
TOTAL FEDERAL AGENCIES			712,648
Repurchase Agreements - 84.6%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 3,374,557	3,374,058
With:
Barclays Capital, Inc. at 5.31%, dated 11/6/06 due 11/2/07 (Collateralized by Mortage Loan Obligations valued at $158,100,000, 4.5% - 5.6%, 5/1/19 - 11/1/36) (b)(c)	163,246	155,000
Deutsche Bank Securities, Inc. at:
5.29%, dated 9/22/06 due 3/22/07 (Collateralized by Mortage Loan Obligations valued at $62,220,000, 0% - 7.32%, 2/25/31 - 11/25/36)	62,622	61,000
5.34%, dated 10/25/06 due 4/25/07 (Collateralized by Mortgage Loan Obligations valued at $76,500,000, 5.5% - 6%, 1/1/33 - 4/1/36)	77,025	75,000
Merrill Lynch Government Securities, Inc. at 5.28%, dated 10/4/06 due 4/4/07 (Collateralized by Mortage Loan Obligations valued at $92,569,717, 6%, 10/15/36)	92,402	90,000
UBS Warburg LLC at:
5.29%, dated 10/5/06 due 10/3/07 (Collateralized by Mortage Loan Obligations valued at $92,703,925, 4.5% - 6%, 3/15/17 - 5/25/33) (b)(c)	94,801	90,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Warburg LLC at:
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by Mortage Loan Obligations valued at $85,522,121, 3.25% - 6%, 11/15/08 - 10/25/34)	$ 87,703	$ 84,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortage Loan Obligations valued at $31,930,349, 4.5% - 5%, 12/25/16 - 8/15/30)	32,395	31,000
TOTAL REPURCHASE AGREEMENTS		3,960,058
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,672,206)		4,672,706
NET OTHER ASSETS - 0.2%		11,426
NET ASSETS - 100%		$ 4,684,132
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,374,058,000 due 12/01/06 at 5.33%
BNP Paribas Securities Corp.	$ 631,527
Banc of America Securities LLC	252,611
Bank of America, NA	631,527
Barclays Capital, Inc.	342,727
Bear Stearns & Co., Inc.	63,153
Countrywide Securities Corp.	176,828
Credit Suisse Securities (USA) LLC	138,936
Greenwich Capital Markets, Inc.	126,305
HSBC Securities (USA), Inc.	252,611
UBS Securities LLC	757,833
$ 3,374,058
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,672,706,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2006

1.810718.102

RMM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 23.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
3/21/07	5.36%	$ 10,000	$ 10,000
London Branch, Eurodollar, Foreign Banks - 9.5%
Barclays Bank PLC
3/8/07 to 6/11/07	5.38 to 5.44	247,000	247,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	95,000	95,000
Credit Agricole SA
4/13/07	5.34	171,000	171,000
Credit Industriel et Commercial
1/16/07 to 5/8/07	4.81 to 5.40	574,000	574,001
Deutsche Bank AG
1/30/07	4.86	35,000	35,000
Dresdner Bank AG
3/5/07	5.40	47,000	47,000
HBOS Treasury Services PLC
12/5/06 to 4/17/07	5.31 to 5.35	251,000	251,000
Landesbank Hessen-Thuringen
12/8/06 to 4/17/07	5.36	145,000	145,000
			1,565,001
New York Branch, Yankee Dollar, Foreign Banks - 14.0%
Canadian Imperial Bank of Commerce
12/15/06 to 12/27/06	5.30 to 5.40 (c)	230,000	230,002
Credit Suisse First Boston
12/12/06 to 1/22/07	5.35 to 5.37 (c)	270,000	270,000
Credit Suisse Group
6/4/07	5.40	79,000	79,000
Deutsche Bank AG
12/4/06 to 11/21/07	5.40 to 5.45 (c)	278,000	278,000
HBOS Treasury Services PLC
4/17/07	5.35	50,000	50,000
HSH Nordbank
2/20/07	5.37	165,000	165,000
Landesbank Baden-Wuert
4/13/07	5.35	65,000	65,001
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Mizuho Corporate Bank Ltd.
1/25/07 to 2/14/07	5.34 to 5.56%	$ 412,000	$ 412,000
Norinchukin Bank
2/20/07 to 3/1/07	5.35	541,000	541,000
Sumitomo Mitsui Banking Corp.
12/8/06 to 1/26/07	5.34 to 5.40	141,000	141,000
Toronto-Dominion Bank
6/18/07	5.68	59,300	59,244
Unicredito Italiano Spa, New York
1/29/07	5.34 (c)	25,000	24,994
			2,315,241
TOTAL CERTIFICATES OF DEPOSIT			3,890,242
Commercial Paper - 19.0%

Aegis Finance LLC
2/8/07	5.34	18,000	17,818
Apache Corp.
12/15/06	5.35 to 5.36 (b)	37,000	36,923
AT&T, Inc.
2/6/07 to 2/14/07	5.34 to 5.36	30,000	29,699
Bavaria TRR Corp.
12/5/06	5.32	55,640	55,607
Capital One Multi-Asset Execution Trust
1/22/07 to 2/7/07	5.34	163,400	162,107
Comcast Corp.
12/5/06	5.34 (b)	49,000	48,971
ConocoPhillips Qatar Funding Ltd.
12/8/06 to 4/27/07	5.34 to 5.47 (b)	14,045	13,844
Countrywide Financial Corp.
12/7/06 to 12/18/06	5.32 to 5.34	51,450	51,383
CVS Corp.
12/12/06 to 1/18/07	5.36 to 5.40	46,800	46,584
DaimlerChrysler NA Holding Corp.
1/2/07 to 2/12/07	5.42 to 5.46	71,000	70,385
Davis Square Funding V Corp.
12/13/06 to 2/22/07	5.36 to 5.37	40,000	39,720
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Devon Energy Corp.
12/15/06 to 2/26/07	5.38 to 5.40%	$ 34,711	$ 34,413
Dominion Resources, Inc.
12/1/06 to 12/14/06	5.34 to 5.35	8,000	7,990
DZ Bank AG
1/16/07	5.32	40,000	39,731
Emerald (MBNA Credit Card Master Note Trust)
12/5/06 to 1/26/07	5.35 to 5.37	79,000	78,813
FCAR Owner Trust
12/15/06 to 1/24/07	5.40 to 5.54	47,000	46,729
Fortune Brands, Inc.
12/8/06 to 2/23/07	5.40 to 5.44	36,000	35,660
France Telecom SA
1/16/07 to 2/26/07	5.40 (b)	17,000	16,827
Giro Funding US Corp.
1/30/07 to 1/31/07	5.34	114,000	112,998
Grampian Funding LLC
1/19/07 to 4/10/07	5.35 to 5.52	331,000	327,890
Grenadier Funding Corp.
12/13/06 to 2/13/07	5.34 to 5.36	25,000	24,874
Harrier Finance Funding LLC
1/30/07	5.34 (b)	350,000	346,932
John Deere Capital Corp.
1/9/07 to 3/13/07	5.38 to 5.42	45,000	44,502
Kellogg Co.
12/8/06 to 2/21/07	5.37 to 5.40	45,000	44,860
Kestrel Funding (US) LLC
2/2/07	5.33 (b)	15,000	14,862
Monument Gardens Funding
12/11/06 to 2/20/07	5.31 to 5.36	133,000	132,634
Motown Notes Program
12/5/06 to 2/2/07	5.37 to 5.39	162,900	161,704
Nationwide Building Society
1/25/07 to 3/9/07	5.33 to 5.34	83,000	82,220
Nelnet Student Funding Ext CP LLC
12/15/06	5.36	5,000	4,990
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Nissan Motor Acceptance Corp.
12/7/06 to 2/16/07	5.35 to 5.40%	$ 40,000	$ 39,734
Paradigm Funding LLC
1/29/07	5.33	85,000	84,271
Park Granada LLC
12/22/06	5.33	30,000	29,908
Park Sienna LLC
12/4/06 to 12/27/06	5.31 to 5.33	67,000	66,886
SABMiller PLC
12/5/06 to 2/20/07	5.36 to 5.41	37,333	37,159
Scaldis Capital LLC
4/13/07	5.36	10,000	9,807
Strand Capital LLC
1/22/07 to 2/20/07	5.34 to 5.38	66,000	65,282
Stratford Receivables Co. LLC
12/6/06 to 1/25/07	5.32 to 5.35	266,873	266,293
Textron Financial Corp.
12/6/06 to 1/30/07	5.32 to 5.39	81,000	80,542
Thames Asset Global Securities No. 1, Inc.
12/14/06	5.35	5,000	4,990
The Walt Disney Co.
1/17/07 to 2/22/07	5.36 to 5.38	31,500	31,206
Time Warner, Inc.
12/1/06 to 1/16/07	5.47 to 5.49 (b)	74,000	73,566
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	101,000	99,198
Weatherford International Ltd.
12/1/06 to 12/19/06	5.35 (b)	17,000	16,962
WellPoint, Inc.
12/11/06 to 12/26/06	5.35 to 5.41	29,750	29,680
Xcel Energy, Inc.
4/13/07	5.56	14,000	13,720
XTO Energy, Inc.
12/11/06	5.34	6,000	5,991
Zenith Funding Corp.
12/13/06	5.36 (b)	19,000	18,966
TOTAL COMMERCIAL PAPER			3,105,831
Federal Agencies - 1.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 1.2%
12/6/06 to 9/14/07	5.50%	$ 194,000	$ 194,000
Bank Notes - 0.4%

M&I Marshall & Ilsley Bank
12/15/06	4.80 to 5.30 (c)	60,000	60,006
Master Notes - 2.8%

Asset Funding Co. III LLC
12/5/06	5.38 to 5.39 (c)(e)	187,000	187,000
Bear Stearns Companies, Inc.
12/7/06	5.37 (c)(e)	35,000	35,000
Goldman Sachs Group, Inc.
12/11/06 to 2/26/07	5.37 to 5.42 (c)(e)	245,000	245,000
TOTAL MASTER NOTES			467,000
Medium-Term Notes - 30.0%

AIG Matched Funding Corp.
2/15/07	5.36 to 5.37 (c)	183,000	183,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	189,000	189,000
Allstate Life Global Funding II
12/8/06 to 12/27/06	5.33 to 5.38 (b)(c)	72,000	72,000
ASIF Global Financing XXX
12/27/06	5.33 (b)(c)	80,000	80,000
Banco Santander Totta SA
12/18/06	5.32 (b)(c)	50,000	50,000
Banque Federative du Credit Mutuel (BFCM)
12/13/06	5.32 (b)(c)	96,000	96,000
Bayerische Landesbank Girozentrale
1/17/07 to 2/20/07	5.38 to 5.42 (c)	260,000	260,000
BellSouth Corp.
4/26/07	5.34 (b)	125,000	124,424
BMW U.S. Capital LLC
12/15/06	5.32 (c)	24,000	24,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Caja Madrid SA
1/19/07	5.37% (c)	$ 49,000	$ 49,000
Calyon New York Branch
12/4/06	5.26 (c)	13,000	12,997
Commonwealth Bank of Australia
12/27/06	5.32 (c)	57,000	57,000
ConocoPhillips
1/11/07	5.37 (c)	32,000	32,000
Countrywide Bank, Alexandria Virginia
12/15/06 to 12/18/06	5.33 (c)	68,000	67,998
Cullinan Finance Corp.
2/26/07 to 6/25/07	5.33 to 5.46 (b)(c)	155,000	154,981
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.41 (b)	46,000	46,000
General Electric Capital Corp.
12/7/06 to 12/18/06	5.34 to 5.45 (c)	449,000	449,012
Genworth Life Insurance Co.
12/1/06	5.40 (c)(e)	30,000	30,000
Harrier Finance Funding LLC
12/20/06	5.37 (b)(c)	10,000	10,000
HBOS Treasury Services PLC
12/27/06	5.46 (c)	145,000	145,000
2/20/07	5.45 (b)(c)	15,000	15,004
HSBC Finance Corp.
12/6/06 to 12/27/06	5.31 to 5.35 (c)	212,000	212,000
HSH Nordbank
12/21/06	5.33 (b)(c)	84,000	84,000
HSH Nordbank AG
12/27/06	5.35 (b)(c)	64,000	64,000
ING USA Annuity & Life Insurance Co.
12/26/06	5.48 (c)(e)	33,000	33,000
Intesa Bank Ireland PLC
12/26/06	5.32 (b)(c)	110,000	110,000
K2 (USA) LLC
12/11/06	5.36 (b)(c)	42,000	41,997
Kestrel Funding PLC US LLC 144A
12/4/06 to 1/26/07	5.30 to 5.34 (b)(c)	45,000	44,998
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Merrill Lynch & Co., Inc.
12/4/06 to 12/15/06	5.33 to 5.38% (c)	$ 106,000	$ 106,019
Metropolitan Life Insurance Co.
12/6/06	5.33 (b)(c)	55,652	55,652
2/19/07	5.45 (c)(e)	10,000	10,000
Morgan Stanley
12/1/06 to 12/27/06	5.38 to 5.44 (c)	191,000	191,002
Natexis Banques Populaires NY CD
12/4/06	5.28 (c)	116,000	115,987
Nordea Bank AB
12/4/06	5.26 (c)	97,000	96,978
Pacific Life Global Funding
12/13/06	5.37 (c)	10,000	10,000
12/4/06	5.37 (b)(c)	15,000	15,000
RACERS
12/22/06	5.34 (b)(c)	140,000	140,000
Royal Bank of Canada
12/11/06	5.37 (c)	15,000	15,000
Royal Bank of Scotland PLC
12/21/06	5.31 (b)(c)	230,000	230,000
Security Life of Denver Insurance Co.
2/28/07	5.45 (c)(e)	23,000	23,000
Sigma Finance, Inc.
12/11/06 to 12/15/06	5.32 to 5.36 (b)(c)	122,000	121,993
Skandinaviska Enskilda Banken
12/6/06	5.27 (c)	61,000	60,988
SLM Corp.
1/25/07	5.60 (c)	26,700	26,743
Travelers Insurance Co.
1/1/07 to 2/19/07	5.46 (c)(e)	45,000	45,000
UniCredito Italiano Bank (Ireland) PLC
12/15/06	5.33 (b)(c)	153,000	153,000
12/29/06	5.29 (c)	70,000	69,990
Unicredito Italiano Spa, New York
12/1/06 to 2/20/07	5.35 to 5.40 (c)	109,000	108,985
Vodafone Group PLC
12/29/06	5.43 (c)	17,850	17,848
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wachovia Asset Securitization Issuance LLC
12/26/06	5.31% (b)(c)	$ 13,116	$ 13,116
Washington Mutual Bank
2/16/07 to 2/28/07	5.35 to 5.42 (c)	145,000	145,004
Washington Mutual Bank FA
1/31/07	5.36 (b)(c)	114,000	114,000
12/15/06	5.30 (c)	24,000	24,000
Washington Mutual Bank, California
2/28/07	5.41 (c)	6,000	6,001
Wells Fargo & Co.
12/4/06 to 12/15/06	5.33 to 5.37 (c)	207,500	207,500
WestLB AG
12/11/06	5.36 (b)(c)	67,000	67,000
Westpac Banking Corp.
12/11/06	5.43 (c)	30,000	30,000
TOTAL MEDIUM-TERM NOTES			4,957,217
Short-Term Notes - 2.4%

Hartford Life Insurance Co.
12/1/06	5.55 (c)(e)	41,000	41,000
Jackson National Life Insurance Co.
1/1/07	5.42 (c)(e)	36,000	36,000
Metropolitan Life Insurance Co.
1/2/07 to 2/1/07	5.49 to 5.51 (c)(e)	65,000	65,000
12/28/06	5.42 (b)(c)	20,000	20,000
Monumental Life Insurance Co.
12/1/06	5.46 to 5.49 (c)(e)	55,000	55,000
New York Life Insurance Co.
12/29/06	5.45 (c)(e)	125,000	125,000
Transamerica Occidental Life Insurance Co.
2/1/07	5.54 (c)(e)	55,000	55,000
TOTAL SHORT-TERM NOTES			397,000
Asset-Backed Securities - 0.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Master Funding Trust I
1/25/07 to 4/25/07	5.35% (c)	$ 106,811	$ 106,811
Wind Trust
2/25/07	5.32 (b)(c)	14,000	14,000
TOTAL ASSET-BACKED SECURITIES			120,811
Municipal Securities - 0.5%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.3%, VRDN (c)	75,000		75,000
Michigan Gen. Oblig. 5.41% tender 10/7/07, CP mode	30,300		30,300
TOTAL MUNICIPAL SECURITIES		105,300
Repurchase Agreements - 19.4%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 163	163
With:
Banc of America Securities LLC at:
5.35%, dated 11/30/06 due 12/1/06 (Collateralized by Mortgage Loan Obligations valued at $297,150,000, 0% - 7.97%, 10/5/07 - 12/20/46)	283,042	283,000
5.37%, dated 11/30/06 due 12/1/06 (Collateralized by Corporate Obligations valued at $179,520,000, 3.88% - 8.63%, 12/15/06 - 10/1/35)	176,026	176,000
Citigroup Global Markets, Inc. at 5.37%, dated 11/30/06 due 12/1/06 (Collateralized by Mortgage Loan Obligations valued at $787,500,000, 0% - 9.8%, 12/25/08 - 10/12/52)	750,112	750,000
Deutsche Bank Securities, Inc. at:
5.34%, dated 11/28/06 due 1/29/07 (Collateralized by Equity Securities valued at $73,500,121)	70,644	70,000
5.35%, dated 11/10/06 due 12/11/06 (Collateralized by Corporate Obligations valued at $94,860,000, 3.5% - 8.46%, 2/15/07 - 8/15/36)	93,428	93,000
5.38%, dated 10/19/06 due 1/19/07 (Collateralized by Corporate Obligations valued at $71,400,001, 5.88% - 8.38%, 1/15/07 - 8/3/35)	70,962	70,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at 5.41%, dated 11/21/06 due 2/21/07 (Collateralized by Mortgage Loan Obligations valued at $230,520,001, 5.04% - 7.22%, 7/25/34 - 11/25/43) (c)(d)	$ 229,125	$ 226,000
J.P. Morgan Securities, Inc. at 5.41%, dated:
10/26/06 due 12/13/06 (Collateralized by Corporate Obligations valued at $147,481,306, 7.11% - 8.63%, 6/29/11 - 3/18/13) (c)(d)	140,003	139,000
11/30/06 due 12/1/06 (Collateralized by Corporate Obligations valued at $710,852,018, 8.2% - 8.75%, 12/29/10 - 12/29/11)	677,102	677,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.36%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations valued at $510,001,208, 0% - 11.25%, 4/15/10 - 2/15/15)	500,074	500,000
5.42%, dated 10/17/06 due 1/17/07 (Collateralized by Corporate Obligations valued at $118,879,805, 3.88% - 11%, 6/15/07 - 2/5/37) (c)(d)	114,565	113,000
Morgan Stanley & Co. at 5.38%, dated 10/26/06 due 12/13/06 (Collateralized by Corporate Obligations valued at $120,806,860, 5.5% - 13%, 12/15/15 - 2/1/17)	111,796	111,000
TOTAL REPURCHASE AGREEMENTS		3,208,163
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,505,570)		16,505,570
NET OTHER ASSETS - 0.0%		2,666
NET ASSETS - 100%		$ 16,508,236
Security Type Abbreviations
CP	-	Commercial Paper
VRDN	-	Variable Rate Demand Note
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,714,018,000 or 16.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $985,000,000 or 6.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 12/5/06	11/7/06	$ 95,000
5.39%, 12/5/06	8/29/06	$ 92,000
Bear Stearns Companies, Inc. 5.37%, 12/7/06	5/1/06	$ 35,000
Genworth Life Insurance Co. 5.4%, 12/1/06	4/3/06	$ 30,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 5.37%, 12/11/06	1/9/06	$ 135,000
5.42%, 2/26/07	8/26/04	$ 110,000
Hartford Life Insurance Co. 5.55%, 12/1/06	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 33,000
Jackson National Life Insurance Co. 5.42%, 1/1/07	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 5.45%, 2/19/07	8/16/06	$ 10,000
5.49%, 1/2/07	3/26/02	$ 45,000
5.51%, 2/1/07	2/24/03	$ 20,000
Monumental Life Insurance Co.: 5.46%, 12/1/06	7/31/98	$ 10,000
5.49%, 12/1/06	3/12/99	$ 45,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02 - 12/19/02	$ 125,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co. 5.54%, 2/1/07	4/28/00	$ 55,000
Travelers Insurance Co.: 5.46%, 1/1/07	3/31/06	$ 35,000
5.46%, 2/19/07	5/16/06	$ 10,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$163,000 due 12/01/06 at 5.33%
BNP Paribas Securities Corp.	$ 31
Banc of America Securities LLC	12
Bank of America, NA	31
Barclays Capital, Inc.	17
Bear Stearns & Co., Inc.	3
Countrywide Securities Corp.	9
Credit Suisse Securities (USA) LLC	7
Greenwich Capital Markets, Inc.	6
HSBC Securities (USA), Inc.	12
UBS Securities LLC	35
$ 163
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $16,505,570,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007